Long term investment (Details textual) ¥ in Millions, $ in Millions	Jan. 10, 2018 USD ($)	Jan. 10, 2018 CNY (¥)	Dec. 31, 2018	Jul. 12, 2017	Dec. 28, 2016
Business Acquisition, Percentage of Voting Interests Acquired			70.00%	70.00%	5.00%
Libo Haokun [Member]
Business Acquisition, Percentage of Voting Interests Acquired	18.00%	18.00%
Business Combination, Consideration Transferred	$ 18.2	¥ 120